Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	$ 5,783	$ 5,616
Due within 1 year [Member]
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	1,012	1,090
Due after 1 year but within 2 years [Member]
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	1,874	1,805
Due after 2 years but within 3 years [Member]
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	787	582
Due after 3 years but within 4 years [Member]
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	736	475
Due after 4 years but within 5 years [Member]
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	522	470
Due after 5 years [Member]
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	$ 852	$ 1,194